UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joho Capital, L.L.C.
Address: 55 East 59th Street
         15th Floor
         New York, New York  10022

13F File Number:  28-05521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Timothy K. McManus
Title:     Chief Financial Officer (Joho Capital, L.L.C.)
Phone:     (212) 326-9560

Signature, Place, and Date of Signing:

 /s/ Timothy K. McManus     New York, New York     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $579,231 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

* All of the investments reported on this Form 13F are held in the name of either Joho Fund, Ltd., Joho Partners, L.P., Joho Asia Growth Fund, Ltd., Joho Asia Growth Partners, L.P., Hollyhock, or Joho Family Fund, L.L.C. Joho Capital, L.L.C. and its affiliates have full investment discretion and voting authority.



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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7 DAYS GROUP HLDGS LTD         ADR              81783J101    18962   935034 SH       SOLE    NONE           935034        0        0
BAIDU INC                      SPON ADR REP A   056752108     3392    24610 SH       SOLE    NONE            24610        0        0
CHINA KANGHUI HLDGS            SPONSORED ADR    16890V100     1369    78207 SH       SOLE    NONE            78207        0        0
GOOGLE INC                     CL A             38259P508    34435    58741 SH       SOLE    NONE            58741        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    40055  1012264 SH       SOLE    NONE          1012264        0        0
KT CORP                        SPONSORED ADR    48268K101    66197  3389483 SH       SOLE    NONE          3389483        0        0
LAUDER ESTEE COS INC           CL A             518439104   112108  1163427 SH       SOLE    NONE          1163427        0        0
MINDRAY MEDICAL INTL LTD       SPON ADR         602675100    20422   810383 SH       SOLE    NONE           810383        0        0
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   142980  1428799 SH       SOLE    NONE          1428799        0        0
NVIDIA CORP                    COM              67066G104     3852   208660 SH       SOLE    NONE           208660        0        0
RDA MICROELECTRONICS INC       SPONSORED ADR    749394102    15450  1078923 SH       SOLE    NONE          1078923        0        0
TAL ED GROUP                   ADS REPSTG COM   874080104    19891  1819833 SH       SOLE    NONE          1819833        0        0
YAHOO INC                      COM              984332106   100118  6013117 SH       SOLE    NONE          6013117        0        0